Commitments (Details) - Schedule of Maturity Analysis of Lease Liabilities - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Commitments (Details) - Schedule of Maturity Analysis of Lease Liabilities [Line Items]
Contractual minimum lease obligations	$ 1,151,434	$ 1,380,000
Effect of discounting	31,389	23,317
Lease liabilities	1,120,045	1,356,683
Total	1,158,363	1,391,223
Low value leases	4,962	11,223
Short-term leases	1,968
Capitalized leases	1,151,434	1,380,000
Within one year [Member]
Commitments (Details) - Schedule of Maturity Analysis of Lease Liabilities [Line Items]
Contractual minimum lease obligations	391,158	380,518
Effect of discounting	16,829	11,142
Lease liabilities	374,329	369,376
Total	397,942	386,779
Low value leases	4,816	6,261
Short-term leases	1,968
Capitalized leases	391,158	380,518
After one year but not more than five years [Member]
Commitments (Details) - Schedule of Maturity Analysis of Lease Liabilities [Line Items]
Contractual minimum lease obligations	760,275	999,482
Effect of discounting	14,559	12,175
Lease liabilities	745,716	987,307
Total	760,421	1,004,444
Low value leases	146	4,962
Short-term leases
Capitalized leases	760,275	999,482
More than five years [Member]
Commitments (Details) - Schedule of Maturity Analysis of Lease Liabilities [Line Items]
Contractual minimum lease obligations
Effect of discounting
Lease liabilities
Total
Low value leases
Short-term leases
Capitalized leases